INCOME TAX EXPENSE (RECOVERY) (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2019	2018
Current tax expense
Current period	$206.6	$137.8
Adjustment for prior periods	(1.0)	(7.9)

Deferred tax expense
Origination and reversal of temporary differences	223.0	55.8
Impact of changes in tax rate	(1.6)	(0.1)
Change in unrecognized deductible temporary differences	(156.3)	(35.6)
Recognition of previously unrecognized tax losses	(24.0)	(11.2)
Total tax expense	$246.7	$138.8

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2019	2018
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	1.2%	8.0%
Percentage of depletion	(1.4)%	(3.4)%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	4.5%	42.1%
Change in unrecognized deferred tax assets	(4.1)%	59.2%
Over provided in prior periods	(0.4)%	(34.4)%
Income not subject to tax	(0.7)%	(17.1)%
Effect of non-deductible (non-taxable) impairment/(reversals)	(4.2)%	0.2%
Accounting expenses disallowed for tax	2.3%	17.8%
Taxes on repatriation of foreign earnings	0.5%	12.4%
AMT credit receivable due to US Tax Reform	(0.5)%	(7.8)%
Other	1.9%	19.1%
Effective tax rate	25.6%	122.6%

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2019	2018
Deferred tax assets
Accrued expenses and other	$29.2	$39.5
Property, plant and equipment	26.3	25.5
Reclamation and remediation obligations	88.4	69.5
Inventory capitalization	11.5	4.3
Non-capital loss	34.7	19.3
	190.1	158.1
Deferred tax liabilities
Accrued expenses and other	2.7	2.4
Reclamation and remediation obligations	2.8	—
Property, plant and equipment	423.4	340.2
Inventory capitalization	30.5	35.7
Deferred tax liabilities - net	$269.3	$220.2

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2019	2018
Balance at the beginning of the period	$220.2	$222.3
Recognized in profit/loss	41.1	8.9
Recognized in OCI	8.0	(11.1)
Other	—	0.1
Balance at the end of the period	$269.3	$220.2

	December 31,	December 31,
	2019	2018
Deductible temporary differences	$656.5	$746.4
Tax losses	$441.3	$551.2

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$946.1	2027 - 2039
United States(a)	Net operating losses	54.8	2020 - 2033
Chile	Net operating losses	323.0	No expiry
Brazil	Net operating losses	6.3	No expiry
Mauritania	Net operating losses	219.7	2021 - 2023
Barbados	Net operating losses	677.3	2020 - 2025
Luxembourg	Net operating losses	74.4	Various
Other	Net operating losses	56.7	Various